Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Proceeds from the disposal of fixed assets	€ 180	€ 88	€ 126
Net banking income	56	76	21
Tax credits and subsidies	42	40	70
Income from universal service	14	8	10
Brand and management fees	6	14	24
Other income	462	475	488
Total	€ 760	€ 701	€ 739